PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 6.3%
Airbus SE (France)	45,396	$10,542,040
Northrop Grumman Corp.	14,060	8,017,153
		18,559,193
Automobiles 3.1%
General Motors Co.	113,022	9,190,949
Banks 12.6%
Bank of America Corp.	131,281	7,220,455
JPMorgan Chase & Co.	43,430	13,994,014
M&T Bank Corp.	35,010	7,053,815
PNC Financial Services Group, Inc. (The)	41,501	8,662,504
		36,930,788
Biotechnology 2.2%
AbbVie, Inc.	28,540	6,521,105
Broadline Retail 2.9%
Amazon.com, Inc.*	36,301	8,378,997
Building Products 1.2%
Johnson Controls International PLC	29,528	3,535,978
Capital Markets 4.2%
Blackstone, Inc.	28,565	4,403,009
Goldman Sachs Group, Inc. (The)	8,906	7,828,374
		12,231,383
Chemicals 2.2%
Linde PLC	14,827	6,322,085
Consumer Staples Distribution & Retail 4.9%
Walmart, Inc.	128,572	14,324,206
Ground Transportation 2.6%
Union Pacific Corp.	33,284	7,699,255
Health Care Equipment & Supplies 2.1%
GE HealthCare Technologies, Inc.	76,603	6,282,978
Household Durables 3.5%
Toll Brothers, Inc.	75,413	10,197,346
Industrial Conglomerates 3.2%
3M Co.	58,295	9,333,029
Insurance 3.1%
MetLife, Inc.	113,275	8,941,928
Interactive Media & Services 7.5%
Alphabet, Inc. (Class A Stock)	47,441	14,849,033
Meta Platforms, Inc. (Class A Stock)	10,635	7,020,057
		21,869,090

PGIM Jennison Focused Value Fund

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 2.8%
Parker-Hannifin Corp.	9,437	$8,294,746
Multi-Utilities 7.1%
CenterPoint Energy, Inc.	215,722	8,270,781
NiSource, Inc.	299,131	12,491,711
		20,762,492
Oil, Gas & Consumable Fuels 7.6%
Cheniere Energy, Inc.	17,993	3,497,659
Exxon Mobil Corp.	82,163	9,887,495
Shell PLC, ADR	118,651	8,718,476
		22,103,630
Pharmaceuticals 6.8%
AstraZeneca PLC (United Kingdom), ADR	73,386	6,746,375
Eli Lilly & Co.	7,888	8,477,076
Roche Holding AG, ADR(a)	90,844	4,684,825
		19,908,276
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.*	42,039	9,003,072
Broadcom, Inc.	16,180	5,599,898
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	28,917	8,787,587
		23,390,557
Software 2.8%
Microsoft Corp.	16,976	8,209,933
Technology Hardware, Storage & Peripherals 1.8%
Dell Technologies, Inc. (Class C Stock)	41,827	5,265,183

Total Long-Term Investments (cost $187,339,430)		288,253,127

Short-Term Investments 3.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	4,753,027	4,753,027
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $4,556,702; includes $4,552,325 of cash collateral for securities on loan)(b)(wb)	4,559,438	4,556,702

Total Short-Term Investments (cost $9,309,729)		9,309,729

TOTAL INVESTMENTS 101.7% (cost $196,649,159)		297,562,856
Liabilities in excess of other assets (1.7)%		(4,859,176)

Net Assets 100.0%		$292,703,680

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,468,873; cash collateral of $4,552,325 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison Focused Value Fund